Securities sold under repurchase agreements and interbank and institutional market funds (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 388,787	R$ 362,786
Current [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	345,633	331,405
Non Current [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	43,154	31,381
Assets Pledged As Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	168,872	159,719
Assets Pledged As Collateral [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 126,565	128,600
Assets Pledged As Collateral [Member] | Government Securities – Other Countries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	11.80%
Assets Pledged As Collateral [Member] | Government Securities – Other Countries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	12.15%
Assets Pledged As Collateral [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 41,275	30,714
Assets Pledged As Collateral [Member] | Corporate Securities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	40.00%
Assets Pledged As Collateral [Member] | Corporate Securities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	100.00%
Assets Pledged As Collateral [Member] | Own Issue [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 2	8
Assets Pledged As Collateral [Member] | Own Issue [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	13.80%
Assets Pledged As Collateral [Member] | Own Issue [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	10.88%
Assets Pledged As Collateral [Member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 1,030	397
Assets Pledged As Collateral [Member] | Foreign Securities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	7.90%
Assets Pledged As Collateral [Member] | Foreign Securities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	3.40%
Assets Pledged As Collateral [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 168,870	159,712
Assets Pledged As Collateral [Member] | Current [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	126,565	128,600
Assets Pledged As Collateral [Member] | Current [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	41,275	30,714
Assets Pledged As Collateral [Member] | Current [member] | Own Issue [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements		1
Assets Pledged As Collateral [Member] | Current [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	1,030	397
Assets Pledged As Collateral [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	2	7
Assets Pledged As Collateral [Member] | Non Current [Member] | Own Issue [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	2	7
Assets Received As Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 118,867	127,437
Assets Received As Collateral [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	12.15%
Assets Received As Collateral [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	11.80%
Assets Received As Collateral [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 118,867	127,437
Right To Sell Or Repledge Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 101,048	75,630
Right To Sell Or Repledge Collateral [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	13.65%
Right To Sell Or Repledge Collateral [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	0.12%
Right To Sell Or Repledge Collateral [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 57,896	44,256
Right To Sell Or Repledge Collateral [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 43,152	R$ 31,374